Organization and Principal Activities (Details) - shares	1 Months Ended	6 Months Ended
	Feb. 14, 2020	Jun. 30, 2021	Mar. 31, 2021
Organization and Principal Activities (Details) [Line Items]
Shares issued			2,000
Subsidiaries in PRC		Horgos formed some subsidiaries in PRC at the following dates: ● Glory Star Media (Beijing) Co., Ltd. (“Glory Star Beijing”), a company incorporated on December 9, 2016 in Beijing is wholly owned by Horgos. ● Leshare Star (Beijing) Technology Co., Ltd. (“Beijing Leshare”), a company incorporated on March 28, 2016 in Beijing is wholly owned by Horgos. ● Horgos Glary Prosperity Culture Co., Ltd. (“Glary Prosperity”), was incorporated on December 14, 2017 in Horgos Economic District, Xinjiang province and 51% of its shareholding was acquired by Horgos. Horgos Glary Wisdom formed a branch of Horgos Glary Prosperity Culture Co., Ltd. Beijing Branch (“Glary Prosperity Beijing Branchy”) on May 8, 2018. ● Shenzhen Leshare Investment Co., Ltd. (“Shenzhen Leshare”), a company incorporated on June 27, 2018 in ShenZhen, Guangdong province is wholly owned by Horgos. Shenzhen Leshare is dormant as of December 31, 2018. ● Horgos Glary Wisdom Marketing Planning Co., Ltd. (“Horgos Glary Wisdom”) was incorporated on June 13, 2018 in Horgos Economic District, Xinjiang province and 51% of its shareholding was acquired by Horgos. Horgos Glary Wisdom formed a subsidiary as Glary Wisdom (Beijing) Marketing Planning Co., Ltd. (“Beijing Glary Wisdom”) on September 10, 2018. On February 5, 2021, we sold the 51% ownership of Horgos Glary Wisdom Marketing Planning Co., Ltd (“Wisdom”) held by Horgos Glory Star Media Co., Ltd (“Horgos”) to Mr. Feng Zhao, who held 49% ownership of Wisdom. Upon the consummation of the sale of Wisdom, Horgos ceased to hold shares in Wisdom and Wisdom was no longer a majority controlled subsidiary of Horgos. As a result, the Company recognized a gain of US$25.6 on disposal of Wisdom for the six months ended June 30, 2021. ●Glory Star (Horgos) Media Technology Co., Ltd (“Horgos Technology”) was incorporated on September 9, 2020 in Horgos Economic District, Xinjiang province and is wholly owned by Horgos.
Business Cooperation Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Agreement, description		(1) each VIE shall not enter into any transaction which may materially affect such VIE’s assets, obligations, rights and operations without the written consent of WFOE; (2) each VIE and the VIE shareholders agrees to accept suggestions by WFOE in respect of the employment and dismissal of such VIE’s employees, daily operations, dividend distribution and financial management of such VIE; and (3) the VIE and the VIE shareholders shall only appoint individuals designated by WFOE as the director, general manager, chief financial officer and other senior management members. In addition, each of the VIE shareholders agree that (i) unless required by WFOE, will not make any decisions or otherwise request the VIE to distribute any profits, funds, assets or property to the VIE shareholders, (ii) or issue any dividends or other distribution with respect to the shares of the VIE held by the VIE shareholders. The term of each of these business cooperation agreements are perpetual unless terminated by WFOE upon thirty (30) days advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee).
Exclusive Option Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Agreement, description		WFOE entered into a separate exclusive option agreement with Xing Cui Can and Horgos, and their respective shareholders in September 2019. Pursuant to these exclusive option agreements, the VIE shareholders have granted WFOE (or its designee) an option to acquire all or a portion of each of their equity interests in the VIEs at the price equivalent to the lowest price then permitted under PRC law. If the equity interests are transferred in installments, the purchase price for each installment shall be pro rata to the equity interests transferred. WFOE may, at its sole discretion, at any time exercise the option granted by the VIE shareholders. Moreover, WFOE may transfer such option to any third party. The VIE shareholders may not, among other obligations, change or amend the articles of association and bylaws of the VIE, increase or decrease the registered capital of the VIEs, sell, transfer, mortgage or dispose of their equity interest in any way, or incur, inherit, guarantee or assume any debt except for debts incurred in the ordinary course of business unless otherwise expressly agreed to by WFOE, and enter into any material contracts except in the ordinary course of business unless otherwise expressly agreed to by WFOE. The term of each of these exclusive option agreements is 10 years and will be extended automatically for successive 5-year terms except where WFOE provides prior written notice otherwise. The exclusive option agreements may be terminated by WFOE upon thirty (30) days advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee).
Master Exclusive Service Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Agreement, description		(i) accumulated losses of the VIEs and their subsidiaries in the previous financial year, (ii) operating costs, expenses, and taxes, and (iii) reasonable operating profit under applicable PRC tax law and practices. During the term of these agreements, WFOE has the right to adjust the amount and time of payment of the service fees at its sole discretion without the consent of the VIEs. WFOE (or its service provider) will own any intellectual property arising from the performance of these agreements. The term of each of these exclusive service agreements are perpetual unless terminated by WFOE upon thirty (30) advance notice, or upon the transfer of all shares of the respective VIEs to WFOE (or its designee) 10 years under the Option Agreement.
Business Acquisition [Member]
Organization and Principal Activities (Details) [Line Items]
Percentage of equity interests	100.00%
Description of business combination	the Company acquired all of the issued and outstanding securities of Glory Star in exchange for (i) 41,204,025 of the Company’s ordinary shares (“Closing Payment Shares”), of which 2,060,201 of the Closing Payment Shares shall be deposited into escrow to secure certain indemnification obligations of the Sellers, plus (ii) earn out payments consisting of up to an additional 5,000,000 of the Company’s ordinary shares if the Company meet certain financial performance targets for the 2019 fiscal year and an additional 5,000,000 of the Company’s ordinary shares if the Company meet certain financial performance targets for the 2020 fiscal year (the “Earn Out Shares”). In the event that a financial performance target is not met for the 2019 fiscal year and/or 2020 fiscal year but the Company meet certain financial performance targets for the 2019 fiscal year and 2020 fiscal year combined, the Sellers will be entitled to receive any Earn Out Shares that they otherwise did not receive.
Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Shares outstanding	49,767,866
Shares issued	49,767,866